Shareholders' Equity - Option exercise price (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	379,811,585	142,949,035
Weighted average remaining contractual life (years)	8 years 8 months 12 days	6 years 9 months 18 days
Weighted average exercise Price	$ 0.02	$ 0.07
Options exercisable	93,802,185
Remaining contractual life (years for exercisable options)	6 years 2 months 12 days
Weighted average exercise price (for exercisable options)	$ 0.05
Exercise Price Range One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (range)	$ 0.01
Options outstanding	244,634,400
Weighted average remaining contractual life (years)	9 years 8 months 12 days
Weighted average exercise Price	$ 0.01
Exercise Price Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (range)	$ 0.02
Options outstanding	101,950,000
Weighted average remaining contractual life (years)	7 years 8 months 12 days
Weighted average exercise Price	$ 0.02
Options exercisable	60,575,000
Remaining contractual life (years for exercisable options)	7 years 1 month 6 days
Weighted average exercise price (for exercisable options)	$ 0.02
Exercise Price Range Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	14,450,000
Weighted average remaining contractual life (years)	5 years 2 months 12 days
Weighted average exercise Price	$ 0.04
Options exercisable	14,450,000
Remaining contractual life (years for exercisable options)	5 years 2 months 12 days
Weighted average exercise price (for exercisable options)	$ 0.04
Exercise Price Range Three | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (range)	0.03
Exercise Price Range Three | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (range)	$ 0.05
Exercise price range four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	18,777,185
Weighted average remaining contractual life (years)	3 years 9 months 18 days
Weighted average exercise Price	$ 0.16
Options exercisable	18,777,185
Remaining contractual life (years for exercisable options)	3 years 9 months 18 days
Weighted average exercise price (for exercisable options)	$ 0.16
Exercise price range four | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (range)	0.12
Exercise price range four | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (range)	$ 0.32